CONSOLIDATED AND COMBINED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional paid-in Capital	Net Parent Investment	Accumulated Deficit	Accumulated Other Comprehensive Loss	Equity Attributable to the Company	Noncontrolling Interests
Balances, beginning balance at Dec. 31, 2017	$ 844,216			$ 845,382		$ (2,579)	$ 842,803	$ 1,413
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(604,080)			(603,814)			(603,814)	(266)
Other comprehensive loss	(1,429)					(1,429)	(1,429)
Net parent contribution	196,641			196,641			196,641
Balances, ending balance at Dec. 30, 2018	435,348			438,209		(4,008)	434,201	1,147
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(178,902)			(183,059)			(183,059)	4,157
Other comprehensive loss	(3,610)					(3,610)	(3,610)
Net parent contribution	114,687			114,687			114,687
Balances, ending balance at Dec. 29, 2019	367,523	$ 0	$ 0	369,837	$ 0	(7,618)	362,219	5,304
Shares ending balance (shares) at Dec. 29, 2019		0
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(141,012)			(134,190)	(8,441)		(142,631)	1,619
Other comprehensive loss	(2,773)					(2,773)	(2,773)
Net parent contribution	(129,586)			(129,586)			(129,586)
Issuance of common stock, net of issuance cost (shares)		8,933,007
Issuance of common stock, net of issuance cost	297,541		297,541				297,541
Issuance of physical delivery forwards (shares)		3,796,867
Issuance of Physical Delivery Forward	58,466		58,466				58,466
Reclassification of Physical Delivery Forward	(64,089)		(64,089)				(64,089)
Issuance of convertible debt, net of issuance cost	52,189		52,189				52,189
Conversion of Net parent investment into common stock, net of issuance cost (shares)		21,265,242
Conversion of Net parent investment into common stock, net of issuance cost	(776)		105,285	(106,061)			(776)
Distribution to noncontrolling interests	(278)							(278)
Recognition of share-based compensation	2,082		2,082				2,082
Balances, ending balance at Jan. 03, 2021	$ 439,287	$ 0	$ 451,474	$ 0	$ (8,441)	$ (10,391)	$ 432,642	$ 6,645
Shares ending balance (shares) at Jan. 03, 2021	33,995,116	33,995,116